Variable Interest Entity (Details) - Schedule of Fair Value of the Assets and Non-Controlling Interest - VIE [Member]	Mar. 31, 2024 USD ($)
Schedule of Fair Value of the Assets and Non-Controlling Interest [Line Items]
In-process research and development	$ 365,300,000
Goodwill	247,233,000
Non-controlling interests	$ (612,533,000)